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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

                      REGISTRATION STATEMENT 2-92948 UNDER
                           THE SECURITIES ACT OF 1933


                           PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 27




                                       AND

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940


                                AMENDMENT NO. 28






                             VANGUARD PRIMECAP FUND
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482






               IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:
            ON OCTOBER 27, 2003, PURSUANT TO PARAGRAPH (B) OF RULE 485.






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--------------------------------------------------------------------------------

VANGUARD(R) TARGET  RETIREMENT FUNDS
For Participants . October 27, 2003

This is the Funds' initial prospectus and contains no performance data. This is the Funds' initial prospectus and contains no performance data.

                                          VANGUARD TARGET RETIREMENT INCOME FUND

                                            VANGUARD TARGET RETIREMENT 2005 FUND

                                            VANGUARD TARGET RETIREMENT 2015 FUND

                                            VANGUARD TARGET RETIREMENT 2025 FUND

                                            VANGUARD TARGET RETIREMENT 2035 FUND

                                            VANGUARD TARGET RETIREMENT 2045 FUND

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VANGUARD TARGET RETIREMENT FUNDS
Participant Prospectus
October 27, 2003

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------
  1 AN INTRODUCTION TO VANGUARD TARGET RETIREMENT FUNDS
  1 FUND PROFILES
    1 Vanguard Target Retirement
      Income Fund
    3 Vanguard Target Retirement
      2005 Fund
    5 Vanguard Target Retirement
      2015 Fund
    7 Vanguard Target Retirement
      2025 Fund
   10 Vanguard Target Retirement
      2035 Fund
   12 Vanguard Target Retirement
      2045 Fund
 14 MORE ON THE FUNDS
 22 THE FUNDS AND VANGUARD
 23 INVESTMENT ADVISOR
 23 DIVIDENDS, CAPITAL GAINS,
    AND TAXES
 24 SHARE PRICE
 24 INVESTING WITH VANGUARD
 25 ACCESSING FUND INFORMATION
    BY COMPUTER
 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk(R) explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

This prospectus is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
-------------------------------------------------------------------------------

1

AN INTRODUCTION TO
VANGUARD TARGET RETIREMENT FUNDS

This prospectus provides information about the Vanguard Target Retirement Funds, a group of mutual funds that separately invest in up to four other Vanguard stock, bond, and money market mutual funds. Because they invest in other funds, rather than in individual securities, each Fund is considered a "fund of funds."
 The Target Retirement Income Fund is designed for investors currently in retirement, and its investments are expected to remain stable over time. The other Target Retirement Funds are designed for investors who plan to retire close to the year indicated in the Funds' names. These Funds' investment allocations will become more conservative over time as the target retirement date draws closer. The Funds' asset allocations are based on Vanguard's experience in providing investment advice to our clients.
 Below you'll find profiles that summarize the key features of each Fund. Following the profiles, there is important additional information about the Funds.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 "FUND OF FUNDS"

 The term "fund of funds" is used to describe a mutual fund that pursues its objective by investing in other mutual funds, rather than in individual stocks or bonds. A fund of funds may charge for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. A fund of funds is best suited for long-term investors.
--------------------------------------------------------------------------------


FUND PROFILE--VANGUARD(R) TARGET RETIREMENT
INCOME FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide current income and some capital appreciation.

PRIMARY INVESTMENT STRATEGIES
The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. The percentages of the Fund's assets allocated to each of the underlying funds are:
- Vanguard(R) Total Bond Market Index Fund 50%
- Vanguard(R) Inflation-Protected Securities Fund 25%
- Vanguard(R) Total Stock Market Index Fund 20%
- Vanguard(R) Prime Money Market Fund 5%

     The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. government; and mortgage-backed securities. The indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks.
 The Fund's indirect money market holdings consist of high-quality, short-term money market instruments.

PRIMARY RISKS
The Fund is subject to several stock, bond, and money market risks, any of which could cause an investor to lose money. However, because bonds and money market instruments usually are less volatile than stocks, and because the Fund invests most of its assets in bonds and money market instruments, the Fund's overall level of risk should be relatively low.
-With  approximately  80% of its  assets  allocated  to bonds and  money  market instruments, the Fund is primarily subject to bond and money market risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that falling interest rates will cause the Fund's income to decline; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause security prices to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers will call--or repay--higher-yielding bonds that are callable before their maturity dates. An underlying fund would lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income. For mortgage-backed securities, this risk is known as prepayment risk.
-With  approximately 20% of its assets allocated to stocks,  the Fund is subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
-The Fund is also  subject  to  manager  risk,  which is the  chance  that  poor security selection will cause the Fund's actively managed underlying funds--and, thus, the Fund itself--to underperform funds with a similar investment objective.
-The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds and the allocation of Fund assets to those funds will cause the Fund to underperform other funds with a similar investment objective.
For additional information on investment risks, see MORE ON THE FUNDS.

PERFORMANCE/RISK INFORMATION
The Fund began operations on October 27, 2003, so performance information for a full calendar year is not yet available.

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Total Annual Fund Operating Expenses:                               None*

    *Although the Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's annualized indirect expense ratio, based on its underlying investments, is estimated at 0.22% for the current fiscal year.

3

 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------
   1 YEAR       3 YEARS
-------------------------
   $23            $71
-------------------------


 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                      NEWSPAPER ABBREVIATION
Distributed quarterly in March, June,            TgtRetInc
September, and December
                                                 VANGUARD FUND NUMBER
INVESTMENT ADVISOR                               308
The Vanguard Group, Valley Forge, Pa.,
since inception                                  CUSIP NUMBER
                                                 92202E102
INCEPTION DATE
October 27, 2003                                 TICKER SYMBOL
                                                 VTINX
--------------------------------------------------------------------------------




FUND PROFILE--VANGUARD(R) TARGET RETIREMENT 2005 FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide growth of capital and current income consistent with its current asset allocation.

PRIMARY INVESTMENT STRATEGIES
The Fund currently invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2005. The Fund's asset allocation will become more conservative over time. Within 5 to 10 years after 2005, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The initial asset allocation for the Fund is as follows:
- Vanguard Total Bond Market Index Fund 50%
- Vanguard Total Stock Market Index Fund 35%
- Vanguard Inflation-Protected Securities Fund 15%

     The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. government; and mortgage-backed securities. The indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks.

PRIMARY RISKS
The Fund is subject to several stock and bond market risks, any of which could cause an investor to lose money. However, because bonds usually are less volatile than stocks, and because the Fund invests more than half of its assets in fixed income securities, the Fund's overall level of risk should be low to moderate.
-With approximately 65% of its assets initially  allocated to bonds, the Fund is subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that falling interest rates will cause the Fund's income to decline; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause security prices to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers will call--or repay--higher-yielding bonds that are callable before their maturity dates. An underlying fund would lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income. For mortgage-backed securities, this risk is known as prepayment risk.
-With approximately 35% of its assets initially allocated to stocks, the Fund is subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
-The Fund is also subject to manager risk, which is the chance that poor security selection will cause the actively managed underlying fund--and, thus, the Fund itself--to underperform funds with a similar investment objective.
-The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds and the allocation of Fund assets to those funds will cause the Fund to underperform other funds with a similar investment objective.
For additional information on investment risks, see MORE ON THE FUNDS.

PERFORMANCE/RISK INFORMATION
The Fund began operations on October 27, 2003, so performance information for a full calendar year is not yet available.

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Total Annual Fund Operating Expenses:                               None*

    *Although the Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's annualized indirect expense ratio, based on its underlying investments, is estimated at 0.21% for the current fiscal year.

5

 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds match our estimates. The results apply whether or not you redeem your investment at the end of the given period.


-------------------------
   1 YEAR       3 YEARS
-------------------------
    $22           $68
-------------------------


 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         TgtRe2005

INVESTMENT ADVISOR                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   302
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           92202E201
October 27, 2003
                                         TICKER SYMBOL
                                         VTOVX
--------------------------------------------------------------------------------




FUND PROFILE--VANGUARD(R) TARGET RETIREMENT
2015 FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide growth of capital and current income consistent with its current asset allocation.

PRIMARY INVESTMENT STRATEGIES
The Fund currently invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2015. The Fund's asset allocation will become more conservative over time. Within 5 to 10 years after 2015, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The initial asset allocation for the Fund is as follows:
- Vanguard Total Bond Market Index Fund 50%
- Vanguard Total Stock Market Index Fund 40%
- Vanguard(R) European Stock Index Fund 7%
- Vanguard(R) Pacific Stock Index Fund 3%

     The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks. The Fund also invests a portion of its assets in foreign stocks. The Fund's indirect bond holdings are a diversified mix of investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities, all with maturities of more than 1 year.

PRIMARY RISKS
The Fund is subject to several stock and bond market risks, any of which could cause an investor to lose money. However, because bonds usually are less volatile than stocks, and because the Fund invests a significant portion of its assets in bonds, the Fund's overall level of risk should be moderate.
-With approximately 50% of its assets initially allocated to stocks, the Fund is subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates; country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets; and regional risk, which is the chance that an entire region--namely, the Europe and Pacific region--will be hurt by political upheaval, financial troubles, or natural disasters.
-With approximately 50% of its assets initially  allocated to bonds, the Fund is subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that falling interest rates will cause the Fund's income to decline; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause security prices to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers will call--or repay--higher-yielding bonds that are callable before their maturity dates. An underlying fund would lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income. For mortgage-backed securities, this risk is known as prepayment risk.
-The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds and the allocation of Fund assets to those funds will cause the Fund to underperform other funds with a similar investment objective.
For additional information on investment risks, see MORE ON THE FUNDS.

PERFORMANCE/RISK INFORMATION
The Fund began operations on October 27, 2003, so performance information for a full calendar year is not yet available.

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

7

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Total Annual Fund Operating Expenses:                               None*

    *Although the Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's annualized indirect expense ratio, based on its underlying investments, is estimated at 0.23% for the current fiscal year.

 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds match our estimates. The results apply whether or not you redeem your investment at the end of the given period.


-------------------------
   1 YEAR       3 YEARS
-------------------------
    $24           $74
-------------------------


 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         TgtRe2015

INVESTMENT ADVISOR                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   303
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           92202E300
October 27, 2003
                                         TICKER SYMBOL
                                         VTXVX
--------------------------------------------------------------------------------


FUND PROFILE--VANGUARD(R) TARGET RETIREMENT
2025 FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide growth of capital and current income consistent with its current asset allocation.

PRIMARY INVESTMENT STRATEGIES
The Fund currently invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2025. The Fund's asset allocation will become more conservative over time. Within 5 to 10 years after 2025, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The initial asset allocation for the Fund is as follows:
- Vanguard Total Stock Market Index Fund 48%
- Vanguard Total Bond Market Index Fund 40%
- Vanguard European Stock Index Fund 8%
- Vanguard Pacific Stock Index Fund 4%

     The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks. The Fund also invests a portion of its assets in foreign stocks. The Fund's indirect bond holdings are a diversified mix of investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities, all with maturities of more than 1 year.

PRIMARY RISKS
The Fund is subject to several stock and bond market risks, any of which could cause an investor to lose money. Because stocks usually are more volatile than bonds, and because the Fund initially will invest more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.
-With  approximately 60% of its assets initially  allocated to stocks,  the Fund is subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates; country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets; and regional risk, which is the chance that an entire region--namely, the Europe and Pacific region--will be hurt by political upheaval, financial troubles, or natural disasters.
-With approximately 40% of its assets initially  allocated to bonds, the Fund is subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that falling interest rates will cause the Fund's income to decline; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause security prices to decline, thus reducing the underlying fund's return; call risk, which is the chance that during periods of falling interest rates, issuers will call--or repay--higher-yielding bonds that are callable before their maturity dates. An underlying fund would lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income. For mortgage-backed securities, this risk is known as prepayment risk.
-The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds and the allocation of Fund assets to those funds will cause the Fund to underperform other funds with a similar investment objective.
For additional information on investment risks, see MORE ON THE FUNDS.

9

PERFORMANCE/RISK INFORMATION
The Fund began operations on October 27, 2003, so performance information for a full calendar year is not yet available.

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Total Annual Fund Operating Expenses:                             None*

    *Although the Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's annualized indirect expense ratio, based on its underlying investments, is estimated at 0.23% for the current fiscal year.

 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds match our estimates. The results apply whether or not you redeem your investment at the end of the given period.


-------------------------
   1 YEAR       3 YEARS
-------------------------
    $24           $74
-------------------------


 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         TgtRe2025

INVESTMENT ADVISOR                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   304
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           92202E409
October 27, 2003
                                         TICKER SYMBOL
                                         VTTVX
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) TARGET RETIREMENT
2035 FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide growth of capital and current income consistent with its current asset allocation.

PRIMARY INVESTMENT STRATEGIES
The Fund currently invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2035. The Fund's asset allocation will become more conservative over time. Within 5 to 10 years after 2035, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The initial allocation for the Fund is as follows:
- Vanguard Total Stock Market Index Fund 64%
- Vanguard Total Bond Market Index Fund 20%
- Vanguard European Stock Index Fund 11%
- Vanguard Pacific Stock Index Fund 5%

     The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks. The Fund also invests a portion of its assets in foreign stocks. The Fund's indirect bond holdings are a diversified mix of investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities, all with maturities of more than 1 year.

PRIMARY RISKS
The Fund is subject to several stock and bond market risks, any of which could cause an investor to lose money. Because stocks usually are more volatile than bonds, and because the Fund initially will invest more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.
-With approximately 80% of its assets initially allocated to stocks, the Fund is primarily subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates; country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets; and regional risk, which is the chance that an entire region--namely, the Europe and Pacific region--will be hurt by political upheaval, financial troubles, or natural disasters.

11

-With approximately 20% of its assets initially  allocated to bonds, the Fund is subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that falling interest rates will cause the Fund's income to decline; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause security prices to decline, thus reducing the underlying fund's return; call risk, which is the chance that during periods of falling interest rates, issuers will call--or repay--higher-yielding bonds that are callable before their maturity dates. An underlying fund would lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income. For mortgage-backed securities, this risk is known as prepayment risk.
-The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds and the allocation of Fund assets to those funds will cause the Fund to underperform other funds with a similar investment objective.
For additional information on investment risks, see MORE ON THE FUNDS.

PERFORMANCE/RISK INFORMATION
The Fund began operations on October 27, 2003, so performance information for a full calendar year is not yet available.

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Total Annual Fund Operating Expenses:                               None*

    *Although the Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's annualized indirect expense ratio, based on its underlying investments, is estimated at 0.23% for the current fiscal year.

 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds match our estimates. The results apply whether or not you redeem your investment at the end of the given period.


-------------------------
   1 YEAR       3 YEARS
-------------------------
    $24           $74
-------------------------

 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         TgtRe2035

INVESTMENT ADVISOR                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   305
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           92202E508
October 27, 2003
                                         TICKER SYMBOL
                                         VTTHX
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) TARGET RETIREMENT
2045 FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide growth of capital and current income consistent with its current asset allocation.

PRIMARY INVESTMENT STRATEGIES
The Fund currently invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2045. The Fund's asset allocation will become more conservative over time. Within 5 to 10 years after 2045, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The initial asset allocation for the Fund is as follows:
- Vanguard Total Stock Market Index Fund 72%
- Vanguard Total Bond Market Index Fund 10%
- Vanguard European Stock Index Fund 13%
- Vanguard Pacific Stock Index Fund 5%

     The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks. The Fund also invests a portion of its assets in foreign stocks. The Fund's indirect bond holdings are a diversified mix of investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities, all with maturities of more than 1 year.

PRIMARY RISKS
The Fund is subject to several stock and bond market risks, any of which could cause an investor to lose money. Because stocks usually are more volatile than bonds, and because the Fund initially will invest most of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

13

-With  approximately 90% of its assets initially  allocated to stocks,  the Fund is primarily subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates; country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets; and regional risk, which is the chance that an entire region--namely, the Europe and Pacific region--will be hurt by political upheaval, financial troubles, or natural disasters.
-With approximately 10% of its assets initially  allocated to bonds, the Fund is subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that falling interest rates will cause the Fund's income to decline; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause security prices to decline, thus reducing the underlying fund's return; call risk, which is the chance that during periods of falling interest rates, issuers will call--or repay--higher-yielding bonds that are callable before their maturity dates. An underlying fund would lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income. For mortgage-backed securities, this risk is known as prepayment risk.
-The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds and the allocation of Fund assets to those funds will cause the Fund to underperform other funds with a similar investment objective.
For additional information on investment risks, see MORE ON THE FUNDS.

PERFORMANCE/RISK INFORMATION
The Fund began operations on October 27, 2003, so performance information for a full calendar year is not yet available.

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Total Annual Fund Operating Expenses:                               None*

    *Although the Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's annualized indirect expense ratio, based on its underlying investments, is estimated at 0.23% for the current fiscal year.

 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds match our estimates. The results apply whether or not you redeem your investment at the end of the given period.


-------------------------
   1 YEAR       3 YEARS
-------------------------
    $24           $74
-------------------------

 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         TgtRe2045

INVESTMENT ADVISOR                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   306
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           92202E607
October 27, 2003
                                         TICKER SYMBOL
                                         VTIVX
--------------------------------------------------------------------------------


MORE ON THE FUNDS

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.
 The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. As "funds of funds," the Target Retirement Funds achieve their investment objectives by investing in other Vanguard mutual funds. Because each Target Retirement Fund holds only three or four underlying funds, each is classified as nondiversified. However, through its investments in these underlying funds, each of the Target Retirement Funds indirectly owns a diverse portfolio.

15

ASSET ALLOCATION FRAMEWORK

Asset allocation--that is, dividing your investment among stocks, bonds, and short-term investments--is one of the most critical decisions you can make as an investor. It is also important to recognize that the asset allocation strategy you use today may not be appropriate as you move closer to retirement. The Target Retirement Funds are designed to provide you with a single Fund whose asset allocation changes over time as your investment horizon changes. Each Fund's investment allocation becomes more conservative as you approach retirement.
 The tables below show the initial asset allocations for each Fund.

----------------------------------------------------------------------
                                       TARGET RETIREMENT FUND
----------------------------------------------------------------------
UNDERLYING VANGUARD FUND        2045  2035  2025  2015  2005   INCOME
----------------------------------------------------------------------
Total Stock Market Index         72%   64%   48%   40%   35%    20%
European Stock Index             13    11     8     7     0      0
Pacific Stock Index               5     5     4     3     0      0
Total Bond Market Index          10    20    40    50    50     50
Inflation-Protected Securities    0     0     0     0    15     25
Prime Money Market                0     0     0     0     0      5
Client's Target Age             20s   30s   40s   50s   60s    70s
----------------------------------------------------------------------

 Each Fund's advisor allocates the Fund's assets among the underlying funds based on the Fund's investment objective and policies. The asset allocation for each Fund (other than the Target Retirement Income Fund) will change over time as the date indicated in the Fund's name draws closer. Once a Fund's asset allocation is similar to that of the Target Retirement Income Fund, the Fund's board of trustees may approve combining the Fund with the Target Retirement Income Fund. The board will grant such approval if it determines the combination to be in the best interest of Fund shareholders. Once such a combination occurs, shareholders will own shares of the Target Retirement Income Fund. Shareholders will be notified prior to such a combination. We expect these combinations to occur within 5 to 10 years after the year indicated in the Fund's name.
 The following chart shows how we expect the asset allocations for the Target Retirement Funds to change over time. The actual asset allocations may differ from this chart. The Funds' investments in the underlying funds may be affected by a variety of factors. For example, an underlying fund may stop accepting or limit additional investments, forcing the Target Retirement Funds to invest in a different underlying fund.
[CHART]

STOCKS

By owning shares of other Vanguard funds, each of the Target Retirement Funds indirectly invests, to varying degrees, in U.S. stocks, with an emphasis on large-cap stocks. To a lesser extent, several of the Target Retirement Funds also invest in funds that own foreign stocks.

[FLAG]
EACH FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK PRICES OVERALL WILL DECLINE. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

 To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.


----------------------------------------------------------
         U.S. STOCK MARKET RETURNS (1926-2002)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS    20 YEARS
----------------------------------------------------------
Best                  54.2%    28.6%     19.9%       17.8%
Worst                -43.1    -12.4      -0.8         3.1
Average               12.2     10.9      11.2        11.4
----------------------------------------------------------

 The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2002. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 10.9%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through
1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or these Funds in particular.
 Through investments in one underlying fund (the Total Stock Market Index Fund), each Fund holds a representative sample of the stocks that make up the Wilshire 5000 Total Market Index, which measures the investment return of the overall stock market.
 Keep in mind that a significant portion of the market value of the Wilshire 5000 Index (about 21% as of July 31, 2003) is made up of securities not included in the S&P 500 Index. These securities are overwhelmingly mid- and small-cap stocks. Historically, mid- and small-cap stocks have been more volatile than--and at times have performed quite differently from--large-cap stocks. This volatility is due to several factors, including the fact that smaller companies often have fewer customers and financial resources than larger firms. These characteristics can make medium-size and small companies more sensitive to economic conditions, leading to less certain growth and dividend prospects.
 As of July 31, 2003, the domestic equity portions of the underlying funds had median market capitalizations exceeding $26 billion. The international equity portions of the underlying funds had median market capitalizations exceeding $43 billion.
 By owning shares of Vanguard European and Pacific Stock Index Funds, four of the Funds are subject to country risk and currency risk. Country risk is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. This could cause investments in that country to lose money. Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

17

BONDS

By owning shares of Vanguard Total Bond Market Index Fund, each of the Target Retirement Funds indirectly invests, to varying degrees, in government and corporate bonds, as well as mortgage-backed securities. Through their investments in Vanguard Inflation-Protected Securities Fund, the Target Retirement Income and Target Retirement 2005 Funds also invest in inflation-indexed bonds.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          INFLATION-INDEXED SECURITIES

 Unlike a conventional bond, which makes regular fixed interest payments and repays the face value of the bond at maturity, an inflation-indexed security
 (IIS) makes the principal and interest payments that are adjusted over time to reflect inflation--a rise in the general price level. This adjustment is a key feature, given that the Consumer Price Index (CPI) has risen in 49 of the past 50 years. (Source: Bureau of Labor Statistics.) Importantly, in the event of sustained deflation, or a drop in prices, the U.S. Treasury has guaranteed that it would repay at least the original face value of an IIS.
--------------------------------------------------------------------------------


[FLAG]
EACH FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE CHANCE THAT BOND PRICES OVERALL WILL DECLINE BECAUSE OF RISING INTEREST RATES. INTEREST RATE RISK IS MODEST FOR SHORTER-TERM BONDS AND HIGH FOR LONGER-TERM BONDS.

 Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly because of rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.
 To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.


------------------------------------------------------------------------------
                        HOW INTEREST RATE CHANGES AFFECT
                           THE VALUE OF A $1,000 BOND*
------------------------------------------------------------------------------
                              AFTER A 1%  AFTER A 1%  AFTER A 2%   AFTER A 2%
TYPE OF BOND (MATURITY)        INCREASE    DECREASE    INCREASE     DECREASE
------------------------------------------------------------------------------
Short-Term (2.5 years)          $977       $1,024       $955        $1,048
Intermediate-Term (10 years)     926        1,082        858         1,172
Long-Term (20 years)             884        1,137        786         1,299
------------------------------------------------------------------------------

 These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or any Fund in particular.
 Changes in interest rates will affect bond income as well as bond prices.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            BONDS AND INTEREST RATES

 As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--you would probably have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.

 How mortgage-backed securities are different: In general, declining interest rates will not lift the prices of mortgage-backed securities--such as GNMAs--as much as the prices of comparable bonds. Why? Because when interest rates fall, the bond market tends to discount the prices of mortgage-backed securities for prepayment risk--the possibility that homeowners will refinance their mortgages at lower rates and cause the bonds to be paid off prior to maturity. In part to compensate for this "drag" on price, mortgage-backed securities tend to offer higher yields than other bonds of comparable credit quality and maturity.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                INFLATION-INDEXED SECURITIES AND INTEREST RATES

 Interest rates on conventional bonds have two primary components: a "real" yield and an increment that reflects investor expectations of future inflation. By contrast, rates on an inflation-indexed security are adjusted for inflation and, therefore, aren't affected meaningfully by inflation expectations. This leaves only real rates to influence the price of an IIS. A rise in real rates will cause the price of an IIS to fall, while a decline in real rates will boost the price of an IIS. In the past, interest rates on conventional bonds have varied considerably more than real rates because of wide fluctuations in actual and expected inflation (annual changes in the Consumer Price Index since 1925 have ranged from -10% to +18% and have averaged +3.1%). (Source: Bureau of Labor Statistics.) Because real interest yields have been relatively stable, the prices of IISs have generally fluctuated less than those of conventional bonds with comparable maturity and credit-quality characteristics.
--------------------------------------------------------------------------------


[FLAG]
EACH FUND IS SUBJECT TO CALL RISK, WHICH IS THE CHANCE THAT DURING PERIODS OF FALLING INTEREST RATES, ISSUERS WILL CALL--OR REPAY--HIGHER-YIELDING BONDS THAT ARE CALLABLE BEFORE THEIR MATURITY DATES. AN UNDERLYING FUND WOULD LOSE POTENTIAL PRICE APPRECIATION AND WOULD BE FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER INTEREST RATES, RESULTING IN A DECLINE IN THE FUND'S INCOME. FOR MORTGAGE-BACKED SECURITIES, THIS RISK IS KNOWN AS PREPAYMENT RISK.

 Because Vanguard Total Bond Market Index Fund invests only a portion of its assets in callable bonds and mortgage-backed securities, call/prepayment risk for each Fund should be low to moderate.

19

[FLAG]
EACH FUND IS SUBJECT TO CREDIT RISK, WHICH IS THE CHANCE THAT THE ISSUER OF A SECURITY WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER, OR THAT NEGATIVE PERCEPTIONS OF THE ISSUER'S ABILITY TO MAKE SUCH PAYMENTS WILL CAUSE SECURITY PRICES TO DECLINE.

 The credit quality of the bonds held by the underlying funds is expected to be very high, and thus credit risk for the Target Retirement Funds should be low.
 To a limited extent, the Funds are also indirectly exposed to event risk, which is the chance that corporate fixed income securities held by the underlying funds may suffer a substantial decline in credit quality and market value due to a corporate restructuring.

[FLAG]
EACH FUND IS SUBJECT TO INCOME RISK, WHICH IS THE CHANCE THAT THE UNDERLYING FUNDS' DIVIDENDS (INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. A FUND'S DIVIDENDS DECLINE WHEN INTEREST RATES FALL, BECAUSE ONCE RATES FALL, THE FUND MUST INVEST IN LOWER-YIELDING BONDS. INCOME RISK IS GENERALLY GREATEST FOR FUNDS HOLDING SHORT-TERM BONDS AND LEAST FOR FUNDS HOLDING LONG-TERM BONDS.

 The Target Retirement Income and Target Retirement 2005 Funds are also subject to income fluctuations through their investment in Vanguard Inflation-Protected Securities Fund. The Inflation-Protected Securities Fund's quarterly income distributions are likely to fluctuate considerably more than income distributions of a typical bond fund because of changes in inflation.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 BOND MATURITIES

 A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than 1 year to more than 30 years. Typically, the longer a bond's maturity, the more price risk you, as a bond investor, face as interest rates rise--but also the higher yield you could receive. Longer-term bonds are more suitable for investors willing to take a greater risk of price fluctuations to get higher and more stable interest income; shorter-term bond investors should be willing to accept lower yields and greater income variability in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS

Through one underlying fund (the Prime Money Market Fund), 5% of the assets of the Target Retirement Income Fund will be invested in money market instruments. While designed as low-risk investments, these instruments, similar to bonds, are subject to income risk and credit risk.

SECURITY SELECTION

Each Fund seeks to achieve its objective by investing in up to four of the following underlying Vanguard funds.
 The following paragraphs briefly describe the six underlying Vanguard funds in which the Funds invest.
- Vanguard Total Stock Market Index Fund seeks to track the performance of the Wilshire 5000 Total Market Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. This Fund invests in a representative sample of stocks that make up the Index.
- Vanguard European Stock Index Fund seeks to track the performance of the Morgan Stanley Capital International (MSCI) Europe Index by investing in the common stocks included in the Index. The MSCI Europe Index is made up of approximately 545 common stocks of companies located in 16 European countries. The Index is most heavily weighted in the United Kingdom, France, Switzerland, and Germany.
- Vanguard Pacific Stock Index Fund seeks to track the performance of the Morgan Stanley Capital International (MSCI) Pacific Index by investing in the common stocks included in the Index. The MSCI Pacific Index is made up of approximately 465 common stocks of companies located in Japan, Australia, Hong Kong, Singapore, and New Zealand. (As of April 30, 2003, Japan made up 71% of the Index's market capitalization).
- Vanguard Total Bond Market Index Fund seeks to track the performance of the Lehman Brothers Aggregate Bond Index by investing in a representative sample of bonds included in the Index. This Index measures a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States--including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than one year. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which currently ranges between 5 and 10 years.
- Vanguard Inflation-Protected Securities Fund seeks to provide inflation protection and income consistent with investment in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. The Fund's dollar-weighted average maturity is expected to range from 7 to 20 years.
- Vanguard Prime Money Market Fund seeks to provide current income while maintaining liquidity and a stable share price of $1 by investing in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities.

 The Funds are generally managed without regard to tax ramifications.

[FLAG]
EACH FUND IS SUBJECT TO ASSET ALLOCATION RISK, WHICH IS THE CHANCE THAT A FUND'S CURRENT ASSET ALLOCATION TO UNDERLYING FUNDS WILL CAUSE THE FUND TO UNDERPERFORM OTHER FUNDS WITH A SIMILAR INVESTMENT OBJECTIVE.
     TO THE EXTENT THAT THEY INVEST IN  ACTIVELY-MANAGED  UNDERLYING  FUNDS, THE
FUNDS ALSO ARE  SUBJECT TO THE MANAGER  RISK  ASSOCIATED  WITH THOSE  UNDERLYING
FUNDS.

[FLAG]
EACH FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.

21


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

 A  derivative  is a financial  contract  whose value is based on (or  "derived"
 from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily.
 Nonstandardized derivatives (such as swap agreements and forward currency contracts), on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives can carry considerable risks, particularly if used for speculation or as leveraged investments.
--------------------------------------------------------------------------------


TEMPORARY INVESTMENT MEASURES

Each actively managed underlying fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the underlying fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective, which in turn may prevent a Target Retirement Fund from achieving its investment objective.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------


COSTS AND MARKET-TIMING

Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
-Each    Vanguard   fund   reserves   the   right   to   reject   any   purchase
 request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
-Each  Vanguard  fund (other than the money market  funds)  limits the number of times that an investor can exchange into and out of the fund.
-Certain Vanguard funds charge purchase and/or redemption fees on transactions. See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

 THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

TURNOVER RATE

Although the Funds normally seek to invest for the long term, each Fund may sell shares of the underlying funds regardless of how long they have been held. A turnover rate of 100%, for example, would mean that a Fund has sold and replaced shares of underlying funds valued at 100% of its net assets within a one-year period.


THE FUNDS AND VANGUARD

Each Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $610 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
 Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.
 According to an agreement between the Target Retirement Funds and Vanguard, the Funds' expenses will be offset by a reimbursement from Vanguard for (a) the Funds' contributions to the costs of operating the underlying Vanguard funds in which the Target Retirement Funds invest, and (b) certain savings in administrative and marketing costs that Vanguard expects to derive from the Funds' operation.
 The Funds' trustees believe that the reimbursements should be sufficient to offset most, if not all, of the expenses incurred by the Funds. As a result, each Fund is expected to operate at a very low or zero expense ratio.
 Although the Target Retirement Funds are not expected to incur any net expenses directly, the Funds' shareholders indirectly bear the expenses of the underlying Vanguard funds. Expense ratios for the underlying funds for their most recent semiannual fiscal periods were:
- Total Stock Market Index Fund0.20%
- Total Bond Market Index Fund  0.22%
- Inflation-Protected Securities Fund 0.20%
- European Stock Index Fund    0.34%
- Pacific Stock Index Fund     0.41%
- Prime Money Market Fund      0.32%


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

 The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs.
--------------------------------------------------------------------------------

23

INVESTMENT ADVISOR

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the advisor to the Funds through its Quantitative Equity Group. Vanguard also serves as investment advisor for each of the underlying funds. As of August 31, 2003, Vanguard served as advisor for about $457 billion in assets.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUND'S ADVISOR

 The manager primarily responsible for overseeing the Funds' investments is:

 GEORGE U. SAUTER, Managing Director and Chief Investment Officer of Vanguard. He has worked in investment management since 1985; has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987; and has had oversight responsibility for Vanguard's Fixed Income Group since 2003.
 Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES


FUND DISTRIBUTIONS

Each Fund distributes to shareholders virtually all of its net income as well as any capital gains realized from the sale of its holdings or received as capital gains distributions from the underlying funds. Income dividends for the Target Retirement Income Fund generally are distributed in March, June, September, and December; income dividends for the other Target Retirement Funds generally are distributed in December. Capital gains distributions generally occur in December.
 Your distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax advisor about the tax consequences of plan withdrawals.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

 As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.
--------------------------------------------------------------------------------

SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.
 Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.


INVESTING WITH VANGUARD

One or more of the Funds are an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.
-If you have any  questions  about a Fund or Vanguard,  including  those about a
 Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
-If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS

Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS

Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.
 In all cases, your transaction will be based on the Fund's next-determined net asset value (NAV) after Vanguard receives your request (or, in the case of new contributions, the next-determined NAV after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m., Eastern time, you will receive that day's NAV. This is known as your TRADE DATE.

EXCHANGES

The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can disrupt the management of the Vanguard(R) funds and increase their transaction costs, Vanguard places certain limits on the exchange privilege.
     If you are exchanging out of the International Growth Fund, International Value Fund, International Explorer(TM) Fund, European Stock Index Fund, Pacific Stock Index Fund, Emerging Markets Stock Index Fund, Total International Stock Index Fund, Developed

25

Markets Index Fund, or Institutional Developed Markets Index Fund, regardless of the dollar amount, the following policies generally apply: n You must wait 90 days before exchanging back into the fund from any source. n The 90-day clock restarts after every exchange out of the fund. Exchanges out of the fund will not prevent you from making your usual periodic contributions to the fund through your employer plan.

For ALL OTHER VANGUARD FUNDS, the following policies generally apply:
-Participant exchange activity is limited to no more than FOUR SUBSTANTIVE
 "ROUND TRIPS" THROUGH NON-MONEY-MARKET FUNDS (at least 90 days apart) during any 12-month period.
-A "round trip" is a  redemption  from a fund  followed by a purchase  back into the fund.
-"Substantive"  means a dollar  amount  that  Vanguard  determines,  in its sole discretion,  could adversely affect the management of a fund.  Please note that
     Vanguard reserves the right to revise the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. Also, in the event of a conflict between the exchange-privilege limitations of two funds, the stricter policy will apply to the transaction.
     Before making an exchange to or from another fund available in your plan, consider the following: n Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions. -Be sure to read that fund's prospectus. Contact Vanguard's Participant Access
 Center, toll-free, at 1-800-523-1188 for a copy.
-Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.


ACCESSING FUND INFORMATION BY COMPUTER


VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM

Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.



The Vanguard Group, Vanguard, Vanguard.com, Plain Talk, Explorer, and the ship logo are trademarks of The Vanguard Group, Inc. All other marks are the exclusive property of their respective owners.

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

GLOSSARY OF INVESTMENT TERMS


ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FUND DIVERSIFICATION
Holding a variety of securities so that a fund's return is not badly hurt by the poor performance of a single security, industry, or country.

FUND OF FUNDS
A mutual fund that pursues its objective by investing in other mutual funds rather than in individual securities.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INTERNATIONAL STOCK INDEX FUND
A mutual fund that invests in the stocks of companies located outside the United States.

INVESTMENT ADVISOR
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[Vanguard Ship Logo]
Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about Vanguard Target Retirement Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the Funds' investments will be available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) The SAI provides more detailed information about the Funds.

The current SAI is incorporated by reference into (and is thus legally a part of) this prospectus. To receive a free copy of the latest annual or semiannual reports (once available) or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900 VALLEY FORGE, PA 19482-2900

TELEPHONE:
PACPHONE

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Funds' Investment Company Act
file number: 811-4098

(C) 2003 The  Vanguard  Group,  Inc.
All rights  reserved.
Vanguard  Marketing Corporation,
Distributor.

I308 102003